Commitments and Contingencies (Details) - CNY (¥)						12 Months Ended
	Jun. 05, 2025	Feb. 26, 2025	Dec. 05, 2024	Jun. 28, 2024	Jun. 03, 2024	Jun. 30, 2025
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		¥ 26,577	¥ 26,577
Due payment						¥ 2,370,484
Outstanding payable						¥ 1,200,000
Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				¥ 900,000
Penalty [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				12,764
Attorney Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				40,000
Promotion Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses			¥ 13,257,049
Medical Expenses [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses					¥ 1,400,000
Shanghai Chenxi Technology Group Co., Ltd. [Member] | Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				14,200,000
Shanghai Chenxi Technology Group Co., Ltd. [Member] | Penalty [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				¥ 10,883
Preservation Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		¥ 13,257,049
Changzhou Anzhuo Logistics Co Ltd [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses	¥ 500,000